EXHIBIT 99.6

Clayton Waived Conditions Summary

Client Name:	Two Harbors
Client Project Name:	ABMT 2015-6
Start - End Dates:	01/2015-07/2015
Deal Loan Count:	401

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL101	Missing legal docs for senior or subordinate loan	1
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Total				3

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